Note 8 - Derivative Liability on Warrants (Details) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2014	Dec. 31, 2013	Jun. 14, 2013	Jun. 30, 2013	Mar. 02, 2015
Note 8 - Derivative Liability on Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 5.68		$ 3.88
Derivative, Gain (Loss) on Derivative, Net	$ (19,215)	$ (5,851)	$ 32,239	$ 47,310
			1,090,910	1,170,459
Warrant [Member]
Note 8 - Derivative Liability on Warrants (Details) [Line Items]
Derivative, Loss on Derivative	336,884
Derivative, Gain on Derivative	317,669
Derivative, Gain (Loss) on Derivative, Net	(19,215)		(32,239)		32,239	(47,310)
Steuben Investment Company II, L.P. [Member] | Powerhouse One, LLC [Member]
Note 8 - Derivative Liability on Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							545,455
Class of Warrant or Right, Outstanding, Contractual Life							10 years	10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 4.00	$ 4.00
								$ 545,455
Steuben Investment Company II, L.P. [Member]
Note 8 - Derivative Liability on Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							545,455
Class of Warrant or Right, Outstanding, Contractual Life							10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 4.00		$ 6.00		$ 4.00
Class of Warrant or Right, Exercised During Period (in Shares)					545,455
Stock Issued During Period, Shares,Warrant Exercised (in Shares)			727,273		181,818
Alpha Capital Anstalt [Member] | Convertible Debt [Member]
Note 8 - Derivative Liability on Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)									234,375
Class of Warrant or Right, Outstanding, Contractual Life									66 months
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 6.00